Other Operating Income	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Other Operating Income
34.	OTHER OPERATING INCOME

Description	12/31/2018	12/31/2017
Services	1,437,130	1,516,950
Derecognition or substantial modification of financial liabilities	703,466
Adjustments and interest from other receivables	264,015	107,355
Sale of investment property and other nonfinancial assets	49,004	16,857
Sale of property, plant and equipment	37,948	410
Other	855,678	963,812

	3,347,241	2,605,384